May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company PIA Variable Life Account I File Nos. 333-254206; 811-23646

Commissioners:

On behalf of PIA Variable Life Account I and The Penn Insurance and Annuity Company, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR on April 17, 2026 (Accession No. 0001193125-26-159920).

Please do not hesitate to contact me at 215-957-7486 should you have any questions.

Sincerely,

/s/ Ann-Marie Mason
Ann-Marie Mason
Chief Legal Officer

The Penn Mutual Life Insurance Company ∎ The Penn Insurance and Annuity Company

Philadelphia, PA 19172 ∎ 215-956-8000 ∎ www.pennmutual.com